Share-based payments - Summary of number of shares in active share option plans (Details) - Option	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Performance Shares | Share option plan, granted in 2013 | Options outstanding (not exercisable)
Share-based payments
Shares awarded		495
Shares vested		(495)
Performance Shares | Share option plan, granted in 2013 | Options outstanding (exercisable)
Share-based payments
At beginning of period	69	1,042,134
Shares lapsed		(10,026)
Shares vested		495
Shares exercised	(69)	(1,032,534)
At end of period		69
Performance Shares | Share option plan, granted in 2014 | Options outstanding (not exercisable)
Share-based payments
Shares awarded		14,985
Shares vested		(14,985)
Performance Shares | Share option plan, granted in 2014 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,151,851	1,196,188
Shares vested		14,985
Shares exercised	(1,151,851)	(59,322)
At end of period		1,151,851
Performance Shares | Share option plan, granted in 2015 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	26,277	15,985
Shares vested	(26,277)	(15,985)
Performance Shares | Share option plan, granted in 2015 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,251,052	1,266,518
Shares lapsed		(44)
Shares vested	26,277	15,985
Shares exercised	(94,042)	(31,407)
At end of period	1,183,287	1,251,052
Performance Shares | Share option plan, granted in 2016 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	31,575	22,192
Shares vested	(31,575)	(22,192)
Performance Shares | Share option plan, granted in 2016 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,427,960	1,841,196
Shares lapsed		(91)
Shares vested	31,575	22,192
Shares exercised	(35,665)	(435,337)
At end of period	1,423,870	1,427,960
Performance Shares | Share option plan, granted in 2017 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	26,381	16,294
Shares vested	(26,381)	(16,294)
Performance Shares | Share option plan, granted in 2017 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,209,932	1,324,727
Shares lapsed	(1,146)	(1,405)
Shares vested	26,381	16,294
Shares exercised	(62,824)	(129,684)
At end of period	1,172,343	1,209,932
Performance Shares | Share option plan, granted in 2018 | Options outstanding (not exercisable)
Share-based payments
At beginning of period		14,597
Shares awarded	33,926	20,482
Shares vested	(33,926)	(35,079)
At end of period
Performance Shares | Share option plan, granted in 2018 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,564,454	1,987,868
Shares lapsed	(2,320)	(7,152)
Shares vested	33,926	35,079
Shares exercised	(80,787)	(451,341)
At end of period	1,515,273	1,564,454
Performance Shares | Share option plan, granted in 2019 | Options outstanding (not exercisable)
Share-based payments
At beginning of period		461,663
Shares awarded	34,750	40,825
Shares lapsed		(21,670)
Shares vested	(34,750)	(480,818)
At end of period
Performance Shares | Share option plan, granted in 2019 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,770,998	2,213,079
Shares lapsed	(667)	(3,758)
Shares vested	34,750	480,818
Shares exercised	(286,233)	(919,141)
At end of period	1,518,848	1,770,998
Performance Shares | Share option plan, granted in 2020 | Options outstanding (not exercisable)
Share-based payments
At beginning of period		3,186,387
Shares awarded	24,304	68,967
Shares lapsed		(1,141,319)
Shares vested	(24,304)	(2,114,035)
At end of period
Performance Shares | Share option plan, granted in 2020 | Options outstanding (exercisable)
Share-based payments
At beginning of period	1,241,998
Shares lapsed	(1,666)
Shares vested	24,304	2,114,035
Shares exercised	(193,231)	(872,037)
At end of period	1,071,405	1,241,998
Performance Shares | Share option plan, granted in 2021 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	3,632,199	3,797,985
Shares awarded	81,393
Shares lapsed	(1,878,836)	(165,786)
Shares vested	(1,834,756)
At end of period		3,632,199
Performance Shares | Share option plan, granted in 2021 | Options outstanding (exercisable)
Share-based payments
Shares lapsed	(130,135)
Shares vested	1,834,756
Shares exercised	(813,178)
At end of period	891,443
Performance Shares | Share option plan, granted in 2022 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,665,701	4,845,900
Shares awarded	6,005	31,248
Shares lapsed	(705,299)	(205,496)
Shares vested	(47,415)	(5,951)
At end of period	3,918,992	4,665,701
Performance Shares | Share option plan, granted in 2022 | Options outstanding (exercisable)
Share-based payments
At beginning of period	5,951
Shares vested	47,415	5,951
Shares exercised	(5,951)
At end of period	47,415	5,951
Performance Shares | Share option plan, granted in 2023 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	4,638,991
Shares awarded	3,066	5,876,229
Shares lapsed	(610,615)	(1,179,468)
Shares vested		(57,770)
At end of period	4,031,442	4,638,991
Performance Shares | Share option plan, granted in 2023 | Options outstanding (exercisable)
Share-based payments
Shares vested		57,770
Shares exercised		(57,770)
Performance Shares | Share option plan, granted in 2024 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	7,110,973
Shares lapsed	(512,191)
At end of period	6,598,782
Restricted Shares | Share option plan, granted in 2023 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	1,011,420
Shares awarded		1,163,570
Shares lapsed		(130,820)
Shares vested		(21,330)
At end of period		1,011,420
Restricted Shares | Share option plan, granted in 2023 | Options outstanding (exercisable)
Share-based payments
Shares vested		21,330
Shares exercised		(21,330)
Restricted Shares | Share option plan, granted in 2023, vesting in 2024 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	195,310
Shares vested	(195,310)
At end of period		195,310
Restricted Shares | Share option plan, granted in 2023, vesting in 2024 | Options outstanding (exercisable)
Share-based payments
Shares vested	195,310
Shares exercised	(195,310)
Restricted Shares | Share option plan, granted in 2023, vesting in 2025 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	88,465
Shares awarded	260,000
Shares lapsed	(28,440)
At end of period	320,025	88,465
Restricted Shares | Share option plan, granted in 2023, vesting in 2026 | Options outstanding (not exercisable)
Share-based payments
At beginning of period	727,645
Shares awarded	170,000
Shares lapsed	(103,570)
At end of period	794,075	727,645
Restricted Shares | Share option plan, granted in 2024, vesting in 2025 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	149,640
At end of period	149,640
Restricted Shares | Share option plan, granted in 2024, vesting in 2026 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	282,170
Shares lapsed	(47,205)
At end of period	234,965
Restricted Shares | Share option plan, granted in 2024, vesting in 2027 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	914,085
Shares lapsed	(127,795)
At end of period	786,290
Restricted Shares | Share option plan, granted in 2024, vesting in 2028 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	90,630
At end of period	90,630
Restricted Shares | Share option plan, granted in 2024, vesting in 2029 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	90,630
At end of period	90,630
Restricted Shares | Share option plan, granted in 2024, vesting in 2030 | Options outstanding (not exercisable)
Share-based payments
Shares awarded	90,630
At end of period	90,630